INFORMATION BY BUSINESS SEGMENT	12 Months Ended
Dec. 31, 2022
INFORMATION BY BUSINESS SEGMENT
INFORMATION BY BUSINESS SEGMENT

NOTE 44 – INFORMATION BY BUSINESS SEGMENT

The business segments of the Company disclosed separately are:

●	Generation, whose activities consist of the generation of electric energy and the sale of energy to distribution companies and free consumers, and commercialization;
●	Transmission, whose activities consist of the transmission of electric energy; and
●	Management, whose activities mainly represent the Company’s cash management, the management of the compulsory loan, and the management of business in SPEs, whose monitoring and management are done differently from corporate investments.

The consolidated information by business segment, corresponding to December 31, 2022 and 2021, is as follows:

	12/31/2022
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	379,988	20,252,000	14,001,392	(559,147)	34,074,233
Intersegments	—	244,761	314,386	(559,147)	—
Third Parties	379,988	20,007,239	13,687,006	—	34,074,233
Operating costs	(16,685)	(11,156,832)	(5,208,891)	524,798	(15,857,610)
Operating expenses	(4,643,816)	(3,573,826)	(5,234,404)	34,349	(13,417,697)
Regulatory remeasurements - Transmission Contracts	—	—	365,178	—	365,178
Operating income before the financial result	(4,280,513)	5,521,342	3,923,275	—	5,164,104
Financial result					(4,373,595)
Income from equity interest					2,369,777
Other income and expenses					186,924
Current and deferred income tax and social contribution					(695,613)
Net income from continuing operations					2,651,597

Net profit from discontinued operations					986,785

Net income for the year					3,638,382

	12/31/2021
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	1,366,364	17,994,908	15,713,987	(448,425)	34,626,834
Intersegments	18,989	222,010	207,426	(448,425)	—
Third Parties	1,347,375	17,772,898	15,506,561	—	34,626,834
Operating costs	(1,273,156)	(5,714,997)	(3,119,712)	429,435	(9,678,430)
Operating expenses	(13,164,099)	(3,863,853)	(3,014,899)	18,990	(20,023,861)
Regulatory remeasurements - Transmission Contracts	—	—	4,858,744	—	4,858,744
Operating income before the financial result	(13,070,891)	8,416,058	14,438,120	—	9,783,287
Financial result					(1,441,954)
Income from equity interest					1,507,418
Other income and expenses					1,210,754
Current and deferred income tax and social contribution					(5,260,642)
Net income from continuing operations					5,798,863

Net profit from discontinued operations					(85,230)

Net income for the year					5,713,633

	12/31/2020
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	297,281	15,708,296	10,424,290	(1,028,931)	25,400,936
Intersegments	—	349,505	679,426	(1,028,931)	—
Third Parties	297,281	15,358,791	9,744,864	—	25,400,936
Operating costs	(175,124)	(8,836,837)	(2,964,268)	1,006,613	(10,969,616)
Operating expenses	(4,535,240)	(4,220,119)	(3,720,395)	22,318	(12,453,436)
Regulatory remeasurements - Transmission Contracts	—	—	4,228,337	—	4,228,337
Operating income before the financial result	(4,413,083)	2,651,340	7,967,964	—	6,206,221
Financial result					(1,322,816)
Income from equity interest					1,744,672
Other income and expenses					16,134
Current and deferred income tax and social contribution					(378,858)
Net income from continuing operations					6,265,353

Net profit from discontinued operations					121,960

Net income for the year					6,387,313

The elimination column shows the adjustments that occurred between the Company’s segments, reconciling the balances disclosed by each segment. No reconciliations are arising from differences in accounting policy.

44.1 - Net operating revenue, after eliminations, by segment:

	12/31/2022				12/31/2021				12/31/2020
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Power supply for distribution companies	—	14,104,623	—	14,104,623	—	11,836,975	—	11,836,975	—	10,762,106	—	10,762,106
Power supply for end consumers	—	3,925,510	—	3,925,510	—	3,334,527	—	3,334,527	—	2,661,499	—	2,661,499
CCEE	17,708	1,141,450	—	1,159,158	1,426,062	1,664,038	—	3,090,100	204,379	1,176,156	—	1,380,535
O&M revenue	—	4,676,630	6,379,321	11,055,951	—	4,220,474	5,967,866	10,188,340	—	3,982,409	4,785,999	8,768,408
Revenue from construction of renewed plants	—	7,324	1,494,307	1,501,631	—	82,205	1,535,840	1,618,045	—	37,800	778,202	816,002
Financial effect of Itaipu	287,610	—	—	287,610	65,831	—	—	65,831	(13,566)	—	—	(13,566)
Contractual revenue	—	—	7,901,256	7,901,256	—	—	9,946,627	9,946,627	—	—	6,026,215	6,026,215
Other operating income	222,037	173,774	706,006	1,101,817	146,312	462,762	316,381	925,455	55,467	355,541	299,303	710,311
Deduction from operating income	(147,367)	(4,022,072)	(2,793,884)	(6,963,323)	(271,841)	(3,847,074)	(2,260,151)	(6,379,066)	28,683	(3,616,720)	(2,122,537)	(5,710,574)
Total net operating income	379,988	20,007,239	13,687,006	34,074,233	1,366,364	17,753,907	15,506,563	34,626,834	274,963	15,358,791	9,767,182	25,400,936

44.2 - Non-current assets by segment

	12/31/2022				12/31/2021				12/31/2020
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Intangible assets	648,677	79,250,508	81,396	79,980,581	644,176	4,345,908	2,092	4,992,176	423,350	267,675	2,092	693,117
Contractual assets	—	—	51,703,084	51,703,084	—	—	52,158,612	52,158,612	—	—	52,158,612	52,158,612
Fixed assets	1,748,211	32,991,494	—	34,739,705	1,830,502	31,537,479	—	33,367,981	1,476,287	18,168,462	—	19,644,749
Total	2,396,888	112,242,002	51,784,480	166,423,370	2,474,678	35,883,387	52,160,704	90,518,769	1,899,637	18,436,137	52,160,704	72,496,478

Accounting Policy

The Company segments its results between Generation and Transmission, as most of its revenues and expenses are originated by these activities.

The Management segment only shows the result obtained by Eletrobras and Eletropar, entities that do not conduct generation and transmission activities.

Non-current assets segmented into Generation and Transmission refer to those that are directly linked to these activities. Intangible and fixed assets without direct links to electricity generation and transmission activities are presented in the Management segment.